Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4: - INVENTORIES

	December 31,
	2024	2023

Finished products (*)	$1,667	$246

(*)	Includes amounts of $1,483 and $64 as of December 31, 2024 and 2023, respectively, with respect to inventory delivered to customers for which control has not been transferred.